10. Warrants (June 30, 2017 Note) (Details - Assumptions) - Warrants [Member]	3 Months Ended
Jun. 30, 2017 USD ($)
Risk free interest rate - minimum	0.79%
Risk free interest rate - maximum	1.38%
Average expected life	3 months – 2.33 years
Expected Volatility Rate, Minimum	68.00%
Expected Volatility Rate, Maximum	111.00%
Expected dividends	$ 0